Taxation (Details) - Schedule of Income Before Provision for Income Taxes ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Income Before Provision for Income Taxes [Line Items]
Total income before provision for income taxes	¥ 13,372	$ 1,839	¥ 6,452
Cayman [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total income before provision for income taxes	(4,276)		(3,271)
Hong Kong SAR [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total income before provision for income taxes	(1,121)		(952)
BVI [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total income before provision for income taxes	(1)
PRC, Excluding Hong Kong SAR [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total income before provision for income taxes	¥ 18,770		¥ 10,675